Commitments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2011 Lease financing for a commercial facility [Member]	Sep. 09, 2005 Lease financing for a commercial facility [Member]
Guarantor Obligations [Line Items]
Term of lease financing for commercial facility					10 years
Guarantee obligations					$ 31.5
Refinancing of lessor debt					11.5
Guarantee obligations carrying value				6
Commitments (Textual) [Abstract]
Non cancelable operating lease term	One year or more
Rent expense for operating leases	$ 85	$ 85	$ 86